Other Liabilities	12 Months Ended
Dec. 31, 2013
Other Liabilities Disclosure [Abstract]
Other Liabilities

Note 12: Other Liabilities

A summary of other liabilities as of December 31, 2013 and 2012 is as follows:

	2013	2012
	(in millions)
Advances on buy-back agreements	$1,902	$1,415
Warranty and campaign programs	1,111	1,058
Marketing and sales incentive programs	1,340	1,199
Tax payables	973	792
Accrued expenses and Deferred income	748	696
Accrued employee benefits	844	862
Legal reserves	551	490
Contract reserve	467	427
Restructuring reserve	77	155
Other	722	696

Total	$8,735	$7,790

Warranty and Campaign Program

As described in “Note 2: Summary of Significant Accounting Policies”, CNH Industrial pays for basic warranty and other service action costs. A summary of recorded activity for the years ended December 31, 2013 and 2012 for the basic warranty and accruals for campaign programs are as follows:

	2013	2012
	(in millions)
Balance, beginning of year	$1,058	$1,004
Current year additions	903	834
Claims paid	(815)	(750)
Currency translation adjustment and other	(35)	(30)

Balance, end of year	$1,111	$1,058

Advance on Buy-back Agreements

As described in “Note 2: Summary of Significant Accounting Policies”, the initial sale price received for new vehicle sales with a buy-back commitment by Commercial Vehicles is recognized as Advances on buy-back agreements. The difference between the initial sale price and the buy-back price is recognized as rental revenue on a straight-line basis over the term of the operating lease. The balance of Advances on buy-back agreements at December 31, 2013 and 2012 represented a sum of the deferred rental revenue and the guaranteed buy-back price.

Restructuring Provision

The Company incurred restructuring costs of $71 million, $231 million and $131 million for the years ended December 31, 2013, 2012 and 2011, respectively. These costs were primarily related to the rationalization of Commercial Vehicles as follows:

•

In 2013 and 2012, the Company reorganized Commercial Vehicles’ manufacturing activities in Europe, by moving the heavy truck production at Ulm, Germany to Madrid, Spain in an effort to consolidate the heavy truck production. Additionally, the Company closed four European fire-fighting vehicle plants and moved their production to Ulm, Germany.

•	In 2011, the Company closed two bus assembly plants in Spain and Italy and incurred severance and other employee- related costs.

The following table sets forth restructuring activity for the year ended December 31, 2013, 2012 and 2011:

	Severance and Other Employee Costs	Facility Related Costs	Other Restructuring	Total
	(in millions)
Balance at January 1, 2011	$3	$1	$65	$69
Restructuring charges	129	2	—	131
Reserves utilized: cash	(88)	(1)	(41)	(130)
Reserves utilized: non-cash	(7)	—	—	(7)
Currency translation adjustments	(7)	—	(2)	(9)

Balance at December 31, 2011	30	2	22	54
Restructuring charges	204	(1)	28	231
Reserves utilized: cash	(78)	(1)	(9)	(88)
Reserves utilized: non-cash	(22)	—	—	(22)
Currency translation adjustments	(3)		(17)	(20)

Balance at December 31, 2012	131	—	24	155
Restructuring charges	67	1	3	71
Reserves utilized: cash	(122)	—	(16)	(138)
Reserves utilized: non-cash	(8)	—	(3)	(11)
Currency translation adjustments	1	—	(1)	—

Balance at December 31, 2013	$69	$1	$7	$77

At December 31, 2013, the remaining cost expected to be incurred for existing restructuring plans is approximately $9 million.